Contingencies And Other Disclosures (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended	48 Months Ended	96 Months Ended							1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended							12 Months Ended			1 Months Ended											12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Feb. 29, 2012	Dec. 27, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 27, 2011 First Lien Mortgage Securitizations [Member]	Jul. 31, 2011 Sentinel Litigation [Member]	Jun. 30, 2011 Sentinel Litigation [Member]	Sep. 30, 2011 Visa Class B Shares [Member]	Dec. 31, 2010 Visa Class B Shares [Member]	Feb. 29, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Class B Shares [Member]	Mar. 31, 2008 Visa Class B Shares [Member]	Mar. 31, 2011 Visa Interest [Member]	Dec. 31, 2011 Visa Interest [Member]	Dec. 31, 2011 Proprietary Securitization [Member]	Dec. 31, 2011 Single Family Residential Loans [Member]	Dec. 31, 2010 Single Family Residential Loans [Member]	Dec. 31, 2011 Mortgage Loans Serviced For Government Sponsored Enterprises [Member]	Dec. 31, 2011 HELOC [Member]	Dec. 31, 2011 M&T Arbitration Claim [Member]	Dec. 31, 2011 Active Securitizations [Member]	Dec. 31, 2011 Investments Subject To Subpoena [Member]	Dec. 31, 2011 Mortgage Securitization Litigation [Member]	Dec. 27, 2011 Mortgage Securitization Litigation [Member]	Sep. 30, 2011 Debit Transaction Sequencing Matter [Member]	Dec. 31, 2011 FHLB SF [Member]	Dec. 27, 2011 FHLB SF [Member]	Dec. 31, 2011 Alt-A [Member]	Dec. 31, 2011 Jumbo [Member]	Dec. 31, 2011 Maximum [Member] M&T Arbitration Claim [Member]	Dec. 31, 2011 Minimum [Member] M&T Arbitration Claim [Member]	Dec. 31, 2011 Two Credit Unions [Member] First Lien Mortgage Securitizations [Member]	Dec. 27, 2011 Two Credit Unions [Member] First Lien Mortgage Securitizations [Member]	Dec. 31, 2011 Two Credit Unions [Member] HELOC [Member]	Dec. 27, 2011 Two Credit Unions [Member] HELOC [Member]	Dec. 31, 2011 First Lien [Member] Investments Subject To Subpoena [Member]	Dec. 31, 2011 HELOC [Member] Investments Subject To Subpoena [Member]	Dec. 27, 2011 Federal Housing Finance Agency [Member] Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Original balance of HELOCs sold in branch sales subject to repurchase claims																									$ 45,500,000
Current UPB of HELOC subject to claims																									24,300,000
Charged-off loans																									10,100,000
Estimated reasonably possible losses in excess of currently established liabilities																																			14,000,000	0
Remaining number of Visa Class B shares received in connection with initial public																1,100,000	2,400,000
Amount trustee would receive under terms of the settlement											38,500,000
Settlement expense		36,700,000										36,700,000
Actual damages sought by plaintiff																														5,000,000
Historical Cost																0
Estimated conversion ratio					43.00%			49.00%	51.00%						43.00%
Derivative Liabilities Related To Sale		8,000,000					2,500,000		1,000,000										3,900,000
Cash surrender value		657,500,000
Restrictions on cash surrender value of life insurance		35,900,000
Unpaid principal balance of servicing portfolio		24,000,000,000
Original unpaid principal balance of servicing portfolio																							6,700,000,000
Current unpaid principal balance of servicing portfolio																							6,100,000,000
Additional amount deposited into escrow account by Visa		1,600,000,000						400,000,000
Reduction in contingent liability																		3,300,000
Contingent liability																		1,400,000
Cash payment to counterparty	700,000
Recognized servicing and P&I advances		345,900,000							262,500,000
Amount Payable Related To Tax Service Contracts For Transfer Of Subservicers		5,800,000
Subservicer expenditure reimbursement		7,400,000
Loans originated and sold to GSEs			69,500,000,000
Loans securitized, without recourse in proprietary transactions				47,000,000,000
Loans securitized related to active securitization trusts		36,700,000,000
Number of active securitization trusts																				110
Number of securitization trusts inactive																				30
Loans sold on full recourse basis with servicing retained																					45,300,000	58,400,000
Number of securitization trusts																				140																					12	3
Number Of Federal Credit Unions Invested In Proprietary Securitizations																											2
Remaining balance in mortgage loans		12,000,000,000																															7,200,000,000	4,800,000,000
Stated percentage of voting rights		25.00%
Total original certificate balance with monoline insurance		128,400,000								97,700,000																103,400,000
Original combined certificate balances of investments subject to subpoena																															601,100,000						321,600,000		299,800,000
Current combined certificate balances of investments subject to subpoena																																209,700,000						155,300,000		118,400,000
Number of trusts in which home equity lines and loans were securitized		7																						6
Investment in proprietary securitizations subject to litigation																												1,100,000,000
Ending certificate balance of the investments subject to lawsuits																													516,200,000														371,000,000
Investments percentage performing																																											80.00%
Cumulative losses on investments, percentage of unpaid balance																																											4.00%
Cumulative original note balances of the HELOC proprietary securitizations						2,500,000,000
Original note balances of the closed-end second lien securitization		236,300,000
Current note balances of the closed-end second lien securitization						23,600,000
Current note balances of the HELOC proprietary securitizations						600,000,000
Percent of repurchase/make-whole claims relate to private whole loan sales		1.00%
Loan-to-value ratio at origination		80.00%
Unpaid principal balance of loans sold where private mortgage insurance had been cancelled		330,100,000							124,300,000
Liability for estimated repurchase losses		$ 167,400,000							$ 185,400,000
Number of class B shares sold													895,000	440,000